Summary of Significant Accounting Policies (Policies)	3 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Consolidation	These unaudited condensed consolidated financial statements as of December 31, 2020 and for the three months ended December 31, 2020 and 2019 include the accounts of Riley Permian and its wholly-owned subsidiaries Riley Permian Operating Company, LLC ("RPOC") and Riley Employee Member, LLC. All intercompany balances and transactions have been eliminated upon consolidation.
Basis of Presentation
Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") have been condensed or omitted pursuant to the rules and regulation of the Securities and Exchange Commission. These condensed consolidated financial statement should be read in conjunction with our audited consolidated financial statements and related notes for the year ended September 30, 2020.
These condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, that are, in the opinion of the Company's management, necessary for a fair presentation of the results for the interim periods. These condensed consolidated financial statements are not necessarily indicative of the results for the entire fiscal year.

Significant Estimates
Significant Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying condensed notes. These estimates and assumptions may also affect disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making accurate estimates and assumptions is particularly difficult as the oil and natural gas industry experiences depressed commodity pricing and reduced global demand from the effects of COVID-19 and actions by OPEC. These circumstances generally increase the estimation uncertainty in the Company's accounting estimates, particularly the Company's reserve estimates.
The Company evaluates these estimates on an ongoing basis, using historical experience, consultation with experts and other methods the Company considers reasonable in the particular circumstances. Actual results may differ significantly from the Company’s estimates. Any effects on the Company’s business, financial position or results of operations resulting from revisions to these estimates are recorded in the period in which the facts that give rise to the revision become known. Significant items subject to such estimates and assumptions include, but are not limited to, estimates of proved oil and natural gas reserves and related present value estimates of future net cash flows therefrom, the carrying value of oil and natural gas properties, accounts receivable and accrued operating expenses, the fair value determination of acquired assets and liabilities, certain tax accruals and the fair value of derivatives.

Recently Adopted Accounting Pronouncements And Issued Accounting Standards Not Yet Adopted
Recently Adopted Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which changes accounting requirements for the recognition of credit losses from an incurred or probable impairment methodology to a current expected credit losses (“CECL”) methodology. The CECL model is applicable to the measurement of credit losses on financial assets measured at amortized cost, including but not limited to trade receivables. The Company adopted this ASU effective October 1, 2020 using a modified retrospective approach. The adoption of this guidance did not have a material effect on the Company’s condensed consolidated financial statements or related disclosures.
The company is exposed to credit losses primarily through receivables that result from oil and natural gas sales. Estimates of expected credit losses for accounts receivables consider factors such as historical collection experience, credit quality of our customers and current and future economic and market conditions.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The purpose of this amendment is to improve the effectiveness of disclosures in the notes of the financial statements. This ASU removes certain disclosure requirements around transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements, modifies certain reporting requirements around Level 3 fair value measurements and investments in certain entities that calculate net asset value, and adds certain disclosure requirements for Level 3 fair value measurements. The Company adopted this ASU effective October 1, 2020. The adoption of this ASU did not have a material impact on the Company's financial statements.
Issued Accounting Standards Not Yet Adopted
In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides companies with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., London Interbank Offered Rate (“LIBOR”)) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications, such as those within the scope of Topic 470 on debt, to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. Due to the Sixth Amendment to the Credit Agreement ("Sixth Amendment") which included provisions in consideration of the phase out, the Company applied the optional expedient pursuant to ASC 848-20-35-14, which allows reporting entities to not have to reassess the embedded derivatives under ASC 815-15. The Company is adopting the optional expedient to reduce the costs and complexity of accounting for contract modifications as a result of changes due to reference rate reform.